Derivative Instruments And Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Derivative Instruments And Hedging Activities
Derivative Instruments And Hedging Activities
5.	Derivative Instruments and Hedging Activities

The Company is exposed to interest rate risk associated with fluctuations in the interest rates on its floating-rate debt. In order to manage the risk associated with changes in interest rates on borrowings under the Term Loan, the Company has entered into interest rate derivative agreements to hedge a portion of the cash flows associated with the Term Loan.

The Company's objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate fluctuations. To accomplish these objectives, the Company primarily uses interest rate caps and swaps as part of its interest rate risk management strategy. Interest rate caps involve the receipt of floating-rate amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up-front premium. Interest rate swaps involve the receipt of floating-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

Interest Rate Cap Agreements

In April 2010, the Company entered into four interest rate cap agreements with a combined $1,100.0 million notional amount. Under these agreements, the Company made premium payments totaling $5.9 million to the counterparties in exchange for the right to receive payments from them of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period. The cap agreements are effective from January 14, 2011 through January 14, 2013.

During the first six months of 2011, the Company entered into three interest rate cap agreements with a combined $375.0 million notional amount. Under the agreements, the Company made premium payments totaling $3.2 million to the counterparties in exchange for the right to receive payments from them of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period. The cap agreements are effective from January 14, 2013 through January 14, 2015.

These cap agreements have not been designated as cash flow hedges of interest rate risk for accounting purposes. Instead, the interest rate cap agreements are recorded at fair value on the Company's consolidated balance sheet each period, with changes in fair value recorded directly to interest expense, net on the Company's consolidated statements of operations.

On July 27, 2011, the Company entered into an additional interest rate cap agreement with a notional amount of $125.0 million, which is effective from January 14, 2013 through January 14, 2015. The Company made a premium payment of $0.6 million to the counterparty in exchange for the right to receive payments of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period.

Interest Rate Swap Agreements

On January 14, 2011, the Company's two existing interest rate swap agreements terminated. The interest rate swaps hedged a portion of the cash flows associated with the Term Loan. On October 24, 2007, the Company entered into the first swap agreement with a notional amount of $1,500.0 million, and later amended this swap agreement effective July 14, 2009. On November 27, 2007, the Company entered into the second interest rate swap agreement with a notional amount of $700.0 million, which was reduced to $500.0 million as of January 14, 2010.

For the Company's interest rate swaps designated as cash flow hedges of interest rate risk for accounting purposes, the effective portion of the changes in fair value of the swaps was initially recorded as a component of accumulated other comprehensive income (loss) ("AOCI") in the Company's consolidated balance sheets and subsequently reclassified into interest expense, net in the Company's consolidated statements of operations in the period that the hedged forecasted transaction affected earnings. The ineffective portion of the change in fair value of the swaps was recognized directly in earnings in interest expense, net. For the Company's interest rate swap not designated as a cash flow hedge of interest rate risk, changes in fair value of the swap were recorded directly to interest expense, net in the Company's consolidated statements of operations.

Both of the Company's interest rate swaps were initially designated as cash flow hedges. However, as a result of the amendment to the $1,500.0 million interest rate swap agreement, the Company prospectively discontinued the hedge accounting on the original interest rate swap agreement. Simultaneously, the Company designated the amended interest rate swap agreement as a cash flow hedge. On December 17, 2010, the Company discontinued the hedge accounting on the amended $1,500.0 million interest rate swap agreement as a result of the Term Loan amendment as described in Note 4. The Company continued to report the net loss related to the discontinued cash flow hedges in AOCI, which was reclassified into earnings on a straight-line basis through January 14, 2011.

The amount of the loss reclassified into earnings during the three and six months ended June 30, 2010 was $9.3 million and $18.6 million, respectively. The Company did not reclassify any losses into earnings during the three months ended June 30, 2011. The amount of loss reclassified into earnings during the six months ended June 30, 2011 was $2.1 million.

The Company utilized the hypothetical derivative method to measure hedge ineffectiveness each period for interest rate swaps designated as cash flow hedges. For the three and six months ended June 30, 2010, the Company recognized $9.4 million and $44.6 million, respectively, of non-cash gains due to hedge ineffectiveness on the amended $1,500.0 million swap. The Company did not recognize any gains or losses due to hedge ineffectiveness during the three or six months ended June 30, 2011.

The fair values of the interest rate cap and swap agreements are estimated as described in Note 6 and reflected as assets or liabilities on the balance sheet. At June 30, 2011 and December 31, 2010, the fair values of the Company's interest rate derivatives were as follows:

(in millions)	Balance Sheet Location	Derivative Assets		Derivative Liabilities
		June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Derivatives not designated as hedging instruments
Interest rate cap agreements	Fair value of interest rate cap agreements	$2.4	$1.2	$—	$—
Interest rate swap agreements	Fair value of interest rate swap agreements	$—	$—	$—	$2.1
Derivatives designated as hedging instruments
Interest rate swap agreements	Fair value of interest rate swap agreements	$—	$—	$—	$0.7

The effect of derivative instruments on the consolidated statements of operations for the three months ended June 30, 2011 and 2010 was as follows:

Derivatives not designated as hedging instruments

(in millions)	Amount of Loss Recognized in Interest Expense, net
	Three Months Ended June 30,
	2011	2010
Interest rate cap agreements	$(1.8)	$(3.5)

Total	$(1.8)	$(3.5)

Derivatives designated as hedging instruments

(in millions)	Amount of Loss Recognized in OCI (Effective Portion)		Amount of Loss Reclassified from AOCI into Interest Expense, net (Effective Portion)		Amount of Gain (Loss) Recognized in Interest Expense, net (Ineffective Portion)
	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,
	2011	2010	2011	2010	2011	2010
Interest rate swap agreements	$—	$(0.7)	$—	$(19.1)	$—	$—

Total	$—	$(0.7)	$—	$(19.1)	$—	$—

The effect of derivative instruments on the consolidated statements of operations for the six months ended June 30, 2011 and 2010 was as follows:

Derivatives not designated as hedging instruments

(in millions)	Amount of Loss Recognized in Interest Expense, net
	Six Months Ended June 30,
	2011	2010
Interest rate cap agreements	$(2.0)	$(3.5)

Total	$(2.0)	$(3.5)

Derivatives designated as hedging instruments

(in millions)	Amount of Loss Recognized in OCI (Effective Portion)		Amount of Loss Reclassified from AOCI into Interest Expense, net (Effective Portion)			Amount of Gain Recognized in Interest Expense, net (Ineffective Portion)
	Six Months Ended June 30,		Six Months Ended June 30,			Six Months Ended June 30,
	2011	2010	2011		2010	2011	2010
Interest rate swap agreements	$—	$(33.1)	$(2.8	)(1)	$(38.6)	$—	$25.9

Total	$—	$(33.1)	$(2.8)		$(38.6)	$—	$25.9

(1)	The Company reclassified realized losses of $2.8 million from AOCI to net loss, or $1.9 million net of tax as reflected in the consolidated statement of shareholders' deficit.

There was no balance remaining in AOCI related to the Company's interest rate swap agreements as of June 30, 2011. The Company had no derivative instruments with credit-risk-related contingent features that were in a liability position as of June 30, 2011.

8.	Derivative Instruments and Hedging Activities

Risk Management Objective of Using Derivatives

The Company is exposed to interest rate risk associated with fluctuations in the interest rates on its floating-rate debt. In order to manage the risk associated with changes in interest rates on borrowings under the Term Loan, the Company has entered into interest rate derivative agreements to hedge a portion of the cash flows associated with the Term Loan.

Hedges of Interest Rate Risk

The Company's objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate fluctuations. To accomplish these objectives, the Company primarily uses interest rate caps and swaps as part of its interest rate risk management strategy. Interest rate caps involve the receipt of floating-rate amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up-front premium. Interest rate swaps involve the receipt of floating-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

Interest Rate Cap Agreements

In April 2010, the Company entered into four forward-starting interest rate cap agreements with a combined $1,100.0 million notional amount. Under these agreements, the Company made premium payments totaling $5.9 million to the counterparties in exchange for the right to receive payments from them of the amount, if any, by which three-month LIBOR exceeds 3.5% during the agreement period. The cap agreements are effective from January 14, 2011 through January 14, 2013.

These cap agreements have not been designated as cash flow hedges of interest rate risk for GAAP accounting purposes. Instead, the interest rate cap agreements are recorded at fair value on the Company's consolidated balance sheet each period, with changes in fair value recorded directly to interest expense, net on the Company's consolidated statements of operations.

Interest Rate Swap Agreements

As of December 31, 2010, the Company had two outstanding interest rate swap agreements with a combined $2,000.0 million notional amount.

On October 24, 2007, the Company entered into an interest rate swap agreement with a total notional value of $1,500.0 million to hedge a portion of the cash flows associated with the Term Loan. Under the terms of this interest rate swap agreement, a quarterly net settlement was made for the difference between the fixed rate of 4.37% per annum and the variable rate based upon the three-month LIBOR on the notional amount of the interest rate swap. On April 28, 2009, the Company and its counterparty amended this interest rate swap agreement to reduce the fixed-rate the Company pays on the notional amount to 4.155% per annum from 4.37% per annum and change the floating-rate reference on payments it receives to one-month LIBOR from three-month LIBOR. These changes were effective as of July 14, 2009. The Company elected to change the interest rate index on the corresponding portion of the Term Loan to one-month LIBOR effective July 14, 2009. The termination date of the interest rate swap agreement was January 14, 2011.

On November 27, 2007, the Company entered into a second interest rate swap agreement to hedge the then remaining cash flows associated with the Term Loan. The notional value of this agreement was $700.0 million from November 27, 2007 to January 13, 2010 and was reduced to $500.0 million from January 14, 2010 to January 14, 2011. Under the terms of this interest rate swap agreement, a monthly net settlement is made for the difference between the fixed rate of 3.9125% per annum and the variable rate based on the one-month LIBOR on the notional amount of the interest rate swap. This interest rate swap agreement terminated on January 14, 2011.

For the Company's interest rate swaps designated as cash flow hedges of interest rate risk for GAAP accounting purposes, the effective portion of the changes in fair value of the swaps is initially recorded as a component of accumulated other comprehensive loss in the Company's consolidated balance sheets and is subsequently reclassified into interest expense, net in the Company's consolidated statements of operations in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the swaps is recognized directly in earnings. For the Company's interest rate swap not designated as a cash flow hedge of interest rate risk, changes in fair value of the swap are recorded directly to interest expense, net in the Company's consolidated statements of operations.

Both of the Company's interest rate swaps were initially designated as cash flow hedges. However, as a result of the amendment to the $1,500.0 million interest rate swap agreement described above, the Company prospectively discontinued the hedge accounting on the original interest rate swap agreement. Simultaneously, the Company designated the amended interest rate swap agreement into a new cash flow hedging relationship. On December 17, 2010, the Company discontinued the hedge accounting on the amended $1,500.0 million interest rate swap agreement as a result of the Term Loan amendment as described in Note 7. The Company continues to report the net loss related to the discontinued cash flow hedges in accumulated other comprehensive loss, which is being reclassified into earnings during the remaining contractual term of the agreement on a straight-line basis. The amount of the loss reclassified into earnings during the year ended December 31, 2010 was $38.2 million.

Due to the off-market nature of the re-designated interest rate swap at the date of designation, the Company experienced greater volatility in interest expense due to ineffectiveness that was recognized directly in earnings during the year ended December 31, 2010.

The Company utilizes the hypothetical derivative method to measure hedge ineffectiveness each period. This method compares the cumulative change in fair value of the actual swap to the cumulative change in fair value of a hypothetical swap which has a fair value of zero at designation and has terms that identically match the critical terms of the hedged transaction. Thus, the hypothetical swap is presumed to perfectly offset the hedged cash flows. Upon designation of the amended interest rate swap agreement into a new cash flow hedging relationship, the Company established the terms of the hypothetical swap, which included the application of a fixed rate that resulted in a fair value of zero at inception. The fair value of the actual swap was a liability of $65.0 million at inception, as the fixed rate of 4.155% per annum of the actual swap exceeded market rates at the time of designation. In addition, the notional amount of the amended interest rate swap of $1,500.0 million did not identically match the outstanding balance of the hedged debt used in the valuation of the hypothetical swap, due to the March 2009 $4.5 million mandatory prepayment under the Term Loan excess cash flow provision and the subsequent required quarterly principal payments beginning in September 2009. These differences in terms between the actual swap and the hypothetical swap were significant sources of ineffectiveness over the remaining term of the amended interest rate swap agreement. Ineffectiveness occurs when the cumulative change in fair value of the actual swap exceeds the cumulative change in fair value of the hypothetical swap. During the Company's measurement of hedge ineffectiveness on the amended $1,500.0 million swap in 2010, the Company identified that the cumulative change in fair value of the actual swap exceeded the cumulative change in fair value of the hypothetical swap for the first time since designation of the amended interest rate swap agreement into a new cash flow hedging relationship. As a result, the Company recognized non-cash gains due to hedge ineffectiveness for the cumulative change in fair value of the swap from the date of designation through de-designation on December 17, 2010. The amount of non-cash gains recognized into earnings during the year ended December 31, 2010 was $62.2 million.

The fair values of the interest rate cap and swap agreements are estimated as described in Note 9 and reflected as assets or liabilities in the balance sheet. At December 31, 2010 and 2009, the fair value carrying amount of the Company's interest rate derivatives was recorded as follows:

(in millions)	Balance Sheet Location	Derivative Assets		Derivative Liabilities
		December 31,		December 31,
		2010	2009	2010	2009
Derivatives not designated as hedging instruments
Interest rate cap agreements	Fair value of interest rate cap agreements	$1.2	$—	$—	$—
Interest rate swap agreements	Fair value of interest rate swap agreements	$—	$—	$2.1	$—

Derivatives designated as hedging instruments
Interest rate swap agreements	Fair value of interest rate swap agreements	$—	$—	$0.7	$70.6

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008 was as follows:

Derivatives not designated as hedging instruments

(in millions)	Amount of Loss Recognized in Interest Expense, net
	2010		2009	2008
Interest rate cap agreements	$(4.7)		$—	$—

Total	$(4.7)		$—	$—

Derivatives designated as hedging instruments

(in millions)	Amount of Loss Recognized in OCI (Effective Portion)
	2010		2009	2008
Interest rate swap agreements	$(35.7	)(1)	$(21.6)	$(89.3)

Total	$(35.7)		$(21.6)	$(89.3)

	Amount of Loss Reclassified from AOCI into Interest Expense, net (Effective Portion)
	2010		2009	2008
Interest rate swap agreements	$(77.3	)(2)	$(74.5)	$(18.6)

Total	$(77.3)		$(74.5)	$(18.6)

	Amount of Gain (Loss) Recognized in Interest Expense, net (Ineffective Portion)
	2010		2009	2008
Interest rate swap agreements	$25.8	(3)	$(28.7)	$—

Total	$25.8		$(28.7)	$—

(1)

The Company recorded changes in unrealized losses of $35.7 million in AOCI. A net amount of $32.1 million was reflected in the consolidated statement of shareholders' (deficit) equity, primarily due to a deferred tax adjustment of $3.8 million applied to a portion of this amount.

(2)	The Company reclassified realized losses of $77.3 million from AOCI to net loss, or $47.3 million net of tax as reflected in the consolidated statement of shareholders' (deficit) equity.
(3)

The Company recorded a net, non-cash gain of $25.8 million in earnings, primarily comprised of the $62.2 million gain representing the cumulative change in the fair value of the amended swap, partially offset by the $38.2 million of loss reclassified to earnings related to the discontinued and de-designated swaps.

Amounts reported in AOCI related to the Company's interest rate swap agreements will be reclassified to interest expense as interest payments are made on the Company's floating-rate debt. The Company will reclassify $2.8 million of deferred losses from AOCI to interest expense through maturity of the swaps in January 2011.

Credit-risk-related Contingent Features

Each of the two interest rate swap agreements provides that the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company's default under the agreement evidencing the indebtedness.

As of December 31, 2010, the fair value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, was $6.6 million. If the Company had breached the agreements described above at December 31, 2010, it could have been required to settle its obligations under the agreements at their termination value of $6.6 million.

The interest rate swap agreements are considered secured obligations under the Revolving Loan agreement and are secured by the assets that serve as collateral for the Revolving Loan (see Note 7).